Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Legal costs	$ 10.0
Settlement agreement	8.0
Guarantee contracts and stand-by letters of credit	166.8
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Loss Contingency	37.9
Guarantees [Member]
Loss Contingencies [Line Items]
Loss Contingency	$ 128.9